Share Capital - Additional information (Details) £ / shares in Units, $ in Thousands						1 Months Ended	12 Months Ended
	Oct. 28, 2021 £ / shares shares	Oct. 05, 2021 GBP (£) £ / shares shares	Oct. 05, 2021 USD ($) shares	Aug. 26, 2021 GBP (£) £ / shares shares	Mar. 01, 2021 GBP (£) shares	Apr. 30, 2021 GBP (£) shares	Dec. 31, 2021 GBP (£) £ / shares shares	Dec. 31, 2020 GBP (£) £ / shares shares	Dec. 31, 2019 GBP (£)	Aug. 25, 2021 GBP (£)	Aug. 10, 2021 GBP (£) £ / shares shares	Jun. 29, 2021 GBP (£) £ / shares shares
Disclosure of classes of share capital [line items]
Proceeds from issue of share capital, net of transactions costs | £							£ 183,136,000	£ 56,781,000	£ 16,000
Stock issued during period, shares, new issues (in shares)							23,744,158
Redesignation of shares (in shares)							0
Par value per share (GBP per share) | £ / shares				£ 2.00
Proceeds from issue of share capital relating to the Company's IPO and concurrent private placements, net of transaction costs | £							£ 350,694,000	0	£ 0
Commitment costs incurred | £							793,000
Capital commitments | £							£ 3,133,000	£ 1,055,000
Share split (in shares)		97,236,300	97,236,300				97,236,300
Aggregate nominal value of shares issued in stock split | £		£ 48,618
Number of shares issued (in shares)							121,210,648	230,190
Merger reserve | £				£ 217,380,000							£ 217,380,000
Price per share cancelled (GBP per share) | £ / shares				£ 1.84
Share capital | £				£ 50,000			£ 60,000	£ 0		£ 630,000
Share conversion (in shares)							0
Share premium | £							£ 364,579,000	£ 89,099,000
Exscientia AI Limited
Disclosure of classes of share capital [line items]
Par value per share (GBP per share) | £ / shares											£ 0.01
Share premium | £												£ 272,224,000
Retained earnings/ (accumulated losses)
Disclosure of classes of share capital [line items]
Increase to retained earnings for cancellation of share price | £				£ 580,000
Gates Foundation
Disclosure of classes of share capital [line items]
Commitment | £							£ 70,000,000
Commitment term							4 years
Capital commitments | £							£ 51,069,230
Initial Public Offering
Disclosure of classes of share capital [line items]
Proceeds from issue of share capital relating to the Company's IPO and concurrent private placements, net of transaction costs		239,688,000	$ 325,877
Private Placement | Gates Foundation
Disclosure of classes of share capital [line items]
Gross proceeds from issue of share capital relating to the Company's IPO and concurrent private placements		25,743,000	35,000
Private Placement | SoftBank
Disclosure of classes of share capital [line items]
Proceeds from issue of share capital relating to the Company's IPO and concurrent private placements, net of transaction costs		£ 85,890,000	116,250
Series C1 preference shares
Disclosure of classes of share capital [line items]
Proceeds from issue of share capital, net of transactions costs | £					£ 21,104,000
Share issue related cost | £					£ 347,000
Stock issued during period, shares, new issues (in shares)					17,132		17,132
Redesignation of shares (in shares)							0
Par value per share (GBP per share) | £ / shares				£ 0.16			£ 0.001	£ 0.001			£ 2.00
Share split (in shares)							0
Number of shares issued (in shares)							0	0			17,132
Number of shares issued and fully paid							0	0
Share conversion (in shares)				(17,132)			(17,132)
Series D1 Preference Shares
Disclosure of classes of share capital [line items]
Proceeds from issue of share capital, net of transactions costs | £						£ 162,019,522
Stock issued during period, shares, new issues (in shares)						64,247	64,247
Redesignation of shares (in shares)							24,387
Par value per share (GBP per share) | £ / shares				£ 0.16			£ 0.001	£ 0.001			£ 2.00
Share split (in shares)							0
Number of shares issued (in shares)							0	0			88,634
Number of shares issued and fully paid							0	0
Share conversion (in shares)				(88,634)			(88,634)
Ordinary A shares
Disclosure of classes of share capital [line items]
Stock issued during period, shares, new issues (in shares)							8,726
Redesignation of shares (in shares)						19,624	(19,624)
Par value per share (GBP per share) | £ / shares				£ 0.16			£ 0.001	£ 0.001			£ 2.00	£ 2.00
Share split (in shares)							0
Number of shares issued (in shares)							0	97,324			77,699	1
Number of shares issued and fully paid				108,690,325			0	97,324
Share conversion (in shares)				(77,700)			(86,426)
Ordinary A shares | Allcyte
Disclosure of classes of share capital [line items]
Stock issued during period, shares, new issues (in shares)				8,726
Par value per share (GBP per share) | £ / shares				£ 0.16
Fair value of shares issued | £				£ 13,888,000
Ordinary B Shares
Disclosure of classes of share capital [line items]
Stock issued during period, shares, new issues (in shares)							3,826
Redesignation of shares (in shares)						4,763	(4,763)
Par value per share (GBP per share) | £ / shares				£ 0.16			£ 0.001	£ 0.001			£ 2.00
Share split (in shares)							0
Number of shares issued (in shares)							0	5,785			4,848
Number of shares issued and fully paid							0	5,785
Share conversion (in shares)				(4,848)			(4,848)
American Depositary Shares
Disclosure of classes of share capital [line items]
Price per share (GBP per share) | £ / shares		£ 22.00
Proceeds from issue of share capital relating to the Company's IPO and concurrent private placements, net of transaction costs		£ 239,688,000	$ 325,877
American Depositary Shares | Initial Public Offering
Disclosure of classes of share capital [line items]
Stock issued during period, shares, new issues (in shares)		15,927,500	15,927,500
American Depositary Shares | Underwriters Option
Disclosure of classes of share capital [line items]
Stock issued during period, shares, new issues (in shares)		2,077,500	2,077,500
American Depositary Shares | Private Placement | Gates Foundation
Disclosure of classes of share capital [line items]
Stock issued during period, shares, new issues (in shares)		1,590,909	1,590,909
Price per share (GBP per share) | £ / shares		£ 22.00
American Depositary Shares | Private Placement | SoftBank
Disclosure of classes of share capital [line items]
Stock issued during period, shares, new issues (in shares)		5,681,818	5,681,818
Price per share (GBP per share) | £ / shares		£ 22.00
Ordinary shares
Disclosure of classes of share capital [line items]
Stock issued during period, shares, new issues (in shares)	450,000						23,650,227
Redesignation of shares (in shares)							0
Par value per share (GBP per share) | £ / shares	£ 0.0005						£ 0.0005	£ 0.0005
Share split (in shares)							96,912,179
Number of shares issued (in shares)							120,886,527	0
Number of shares issued and fully paid							120,886,527	0
Share conversion (in shares)							324,121
Ordinary shares | Initial Public Offering
Disclosure of classes of share capital [line items]
Stock issued during period, shares, new issues (in shares)		300	300
Par value per share (GBP per share) | £ / shares		£ 0.0005
Deferred shares
Disclosure of classes of share capital [line items]
Stock issued during period, shares, new issues (in shares)							0
Redesignation of shares (in shares)							0
Par value per share (GBP per share) | £ / shares							£ 0.01	£ 0.01
Share split (in shares)							324,121
Number of shares issued (in shares)							324,121	0
Number of shares issued and fully paid							324,121	0
Share conversion (in shares)							0
Deferred shares | Initial Public Offering
Disclosure of classes of share capital [line items]
Stock issued during period, shares, new issues (in shares)		324,121	324,121
Par value per share (GBP per share) | £ / shares		£ 0.01
Series A preference shares
Disclosure of classes of share capital [line items]
Stock issued during period, shares, new issues (in shares)							0
Redesignation of shares (in shares)							0
Par value per share (GBP per share) | £ / shares				£ 0.16			£ 0.001	£ 0.001			£ 2.00
Share split (in shares)							0
Number of shares issued (in shares)							0	30,255			30,255
Number of shares issued and fully paid							0	30,255
Share conversion (in shares)				(30,255)			(30,255)
Series B preference shares
Disclosure of classes of share capital [line items]
Stock issued during period, shares, new issues (in shares)							0
Redesignation of shares (in shares)							0
Par value per share (GBP per share) | £ / shares				£ 0.16			£ 0.001	£ 0.001			£ 2.00
Share split (in shares)							0
Number of shares issued (in shares)							0	29,408			29,408
Number of shares issued and fully paid							0	29,408
Share conversion (in shares)				(29,408)			(29,408)
Series C preference shares
Disclosure of classes of share capital [line items]
Stock issued during period, shares, new issues (in shares)							0
Redesignation of shares (in shares)							0
Par value per share (GBP per share) | £ / shares				£ 0.16			£ 0.001	£ 0.001			£ 2.00
Share split (in shares)							0
Number of shares issued (in shares)							0	57,295			57,295
Number of shares issued and fully paid							0	57,295
Share conversion (in shares)				(57,295)			(57,295)
Junior Series C Shares
Disclosure of classes of share capital [line items]
Stock issued during period, shares, new issues (in shares)							0
Redesignation of shares (in shares)							0
Par value per share (GBP per share) | £ / shares				£ 0.16			£ 0.001	£ 0.001			£ 2.00
Share split (in shares)							0
Number of shares issued (in shares)							0	10,123			10,123
Number of shares issued and fully paid							0	10,123
Share conversion (in shares)				(10,123)			(10,123)